9800 Fredericksburg Road

San Antonio, Texas 78288

December 21, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: USAA ETF Trust

1933 Act File No. 333-219187

1940 Act File No. 811-23271

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the registrant's Registration Statement filed on December 21, 2018, and the text of the Post-Effective Amendment No. 2 to the registrant's Registration Statement has been filed electronically.

Sincerely,

/s/ Seba Kurian

Seba Kurian

Assistant Secretary

USAA ETF Trust